Rental Vehicles	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rental Vehicles
Rental Vehicles

Note 4 – Rental Vehicles

At September 30, 2021 and December 31, 2020, all of the Company’s rental vehicles consisted of the following:

	September 30,	December 31,
	2021	2020

Rental vehicles	$14,760,669	$9,067,885
	14,760,669	9,067,885
Less accumulated depreciation	(4,394,296)	(2,871,452)
Rental vehicles, net	$10,366,373	$6,196,433

The Company’s leased assets, consisting of vehicles, are depreciated over their estimated useful life of five years. Depreciation expense for leased assets for the nine months ended September 30, 2021 and 2020 was $1,522,844 and $1,045,960, respectively. The lease terms are generally for 30 to 36 months and the Company has the right to purchase the leased assets at the end of the lease terms for generally a nominal amount.

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

Note 4 – Rental Vehicles

At December 31, 2020 and 2019 all of the Company’s rental vehicles consisted of the following:

	2020	2019

Rental vehicles	$9,067,885	$6,284,211
	9,067,885	6,284,211
Less accumulated depreciation	(2,871,452)	(1,547,164)
Rental vehicles, net	$6,196,433	$4,737,047

The Company’s rental vehicles are depreciated over their estimated useful life of five years. Depreciation expense for leased assets for the years ended December 31, 2020 and 2019 was $1,434,896 and $993,531, respectively. A majority of the rental vehicles are leased with terms are generally for 12 to 36 months and the Company has the right to purchase the vehicles at the end of the lease terms.